SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-    SHAREHOLDERS' EQUITY

a.Ordinary shares:

The ordinary shares of the Company confer on the holders thereof voting rights, rights to receive dividends and rights to participate in distribution of assets upon liquidation.

b.Treasury shares:

In September 2022, the Company's Board of Directors (the “Board”) authorized a share repurchase program allowing the Company to repurchase up to $300,000 of its ordinary shares and/or Convertible Notes. This repurchase program, as authorized by the Board, and approved by the Israeli court, provided the Company with the authority to make repurchases of its ordinary shares and/or Convertible Notes through July 4, 2023.

In July 2023, the Board authorized a share repurchase program allowing the Company to repurchase up to $500,000 of its ordinary shares and/or Convertible Notes. The initial repurchases pursuant to this repurchase program, as authorized by the Board and approved by the Israeli court, provided the Company with the authority to make repurchases of $300,000 of its ordinary shares and/or Convertible Notes through July 30, 2024. In February 2024, the Board increased this repurchase program by an additional $25,000.

In July 2024, the Board authorized a share repurchase program allowing the Company to repurchase up to $200,000 of its ordinary shares and/or Convertible Notes. Regulatory amendments passed earlier in 2024 eliminated the need for Israeli court approval for the Board-authorized repurchase programs, subject to certain conditions.
NOTE 12:-    SHAREHOLDERS' EQUITY (Cont.)

During the year ended December 31, 2024, the Company repurchased 3,593,721 outstanding ordinary shares for $466,302. During the year ended December 31, 2023, the Company repurchased 1,348,865 outstanding ordinary shares for $127,017. During the year ended December 31, 2022, the Company repurchased 2,772,811 outstanding ordinary shares for $231,873.

As of December 31, 2024, the Company had fully completed the share repurchase programs approved by the Board in 2023 and 2022 and had $200,000 remaining under the share repurchase program authorized by the Board in July 2024. Refer to Note 18 for information on the completion of this program in January 2025 and authorization of a new share repurchase program in February 2025.

c.Share-based compensation:

In October 2013, the Board adopted a new Employee Shares Incentive Plan – the 2013 Incentive Compensation Plan, as amended from time to time, most recently on December 7, 2023 (the "2013 Plan"). The 2013 Plan provides for the grant of options, restricted shares, RSUs and PSUs.

Under the 2013 Plan, as of December 31, 2024, an aggregate of 4,330 shares were still available for future grant. Each option granted under the Plan expires no later than ten years from the date of grant. The vesting period of the options is generally four years, unless the Board or the Board's Compensation Committee determines otherwise. Any option which is forfeited or cancelled before expiration becomes available for future grants.

On December 29, 2022, the Company completed a value neutral option exchange for certain eligible non-director and non-executive employees. Pursuant to the option exchange, 706,629 out-of-the-money stock options granted between July 2018 and December 2021 under the 2013 Plan, with an average weighted exercise price of $176.72, were canceled and replaced with 160,576 replacement stock options with a lower exercise price and 157,119 RSUs. The exchange did not have a material impact on the Company's stock-based compensation expense.
NOTE 12:-    SHAREHOLDERS' EQUITY (Cont.)

The total share-based compensation expense related to all of the Company's equity-based awards, which include options, RSUs, PSUs and employee share purchase rights issued pursuant to the Company's ESPP and recognized for the years ended December 31, 2024, 2023 and 2022 was comprised as follows:

	Year ended December 31,
	2024	2023	2022

Cost of revenues	$14,146	$15,013	$17,810
Research and development	126,462	119,482	120,581
Selling and marketing	38,755	41,277	38,714
General and administrative	61,358	48,853	59,731

Total share-based compensation expense	$240,721	$224,625	$236,836

Total unrecognized compensation cost amounted to $338,642 as of December 31, 2024, and is expected to be recognized over a weighted average period of approximately 2.50 years.
NOTE 12:-    SHAREHOLDERS' EQUITY (Cont.)

d.Options granted to employees:

A summary of the activity in options granted to employees for the year ended December 31, 2024 is as follows:

	Number of options	Weighted average exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value

Balance at December 31, 2023	3,956,056	$97.93	4.93	$167,822

Granted	74,814	116.94
Exercised	(828,721)	60.41
Forfeited	(36,516)	127.07

Balance at December 31, 2024	3,165,633	107.86	4.38	355,730

Exercisable at December 31, 2024	2,937,959	105.47	4.13	337,444

Vested and expected to vest at December 31, 2024	3,158,931	$107.82	4.37	$355,108
NOTE 12:-    SHAREHOLDERS' EQUITY (Cont.)

The Company estimates the fair value of share options granted using the Black-Scholes-Merton option-pricing model. The following table set forth the parameters used in computation of the options compensation to employees for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022

Expected volatility	58.16%-59.04%	59.91%	52.75%-59.08%
Expected dividends	0%	0%	0%
Expected term (in years)	5.10-5.16	5.05	4.93-5.03
Risk free rate	4.08%-4.45%	4.11%	1.81%-4.34%

The following table set forth the parameters used in computation of the ESPP for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022

Expected volatility	34.52%-43.55%	50.40%-67.14%	65.00%-77.20%
Expected dividends	0%	0%	0%
Expected term (in years)	0.5	0.5	0.5
Risk free rate	4.84%-5.27%	5.17%-5.47%	0.60%-3.34%

A summary of options data for the years ended December 31, 2024, 2023 and 2022, is as follows:

	Year ended December 31,
	2024	2023	2022

Weighted-average grant date fair value of options granted, per option	$78.15	$84.97	$49.14
Total intrinsic value of the options exercised	$102,390	$19,450	$11,843

The aggregate intrinsic value is calculated as the difference between the per-share exercise price and the deemed fair value of the Company's ordinary share for each share subject to an option multiplied by the number of shares subject to options at the date of exercise.
NOTE 12:-    SHAREHOLDERS' EQUITY (Cont.)

The following tables summarize information about the Company's outstanding and exercisable options granted to employees as of December 31, 2024:

Exercise price (range)	Options outstanding as of December 31, 2024	Weighted average remaining contractual term	Options exercisable as of December 31, 2024	Weighted average remaining contractual term
		(years)		(years)

0-20.94	24,484	5.17	18,544	4.01
20.95-30.66	356,962	1.12	356,962	1.12
30.67-55.86	396,565	2.12	396,565	2.12
55.87-61.95	470,901	3.12	470,901	3.12
61.96-100.6	225,722	6.06	216,781	6.03
100.61-102.67	408,825	4.12	408,825	4.12
102.68-138.62	463,558	7.28	273,698	6.94
138.63-143.13	408,254	5.14	408,254	5.14
143.14-260.88	388,725	6.09	365,792	6.09
260.89-353.09	21,637	6.01	21,637	6.01

	3,165,633	4.38	2,937,959	4.13

e.A summary of RSUs and PSUs activity for the year ended December 31, 2024, is as follows:

	Number of shares	Weighted average grant date fair value per share

Unvested as of December 31, 2023	3,211,421	$105.77

Granted	1,939,025	136.21
Vested	(1,463,226)	120.23
Forfeited	(343,516)	110.67

Unvested as of December 31, 2024	3,343,704	$116.59
NOTE 12:-    SHAREHOLDERS' EQUITY (Cont.)

The weighted-average grant date fair value of RSUs and PSUs granted during the years ended December 31, 2023 and 2022 was $87.96 and $84.87 per share, respectively. The total fair value of RSUs and PSUs vested during the years ended December 31, 2024, 2023 and 2022 was $220,381, $126,599, and $82,992, respectively.

f.Comprehensive income (loss):

The following table summarizes the changes in accumulated other comprehensive income (loss), which is reported as a component of shareholders’ equity, for the years ended December 31, 2024 and 2023:

	Year ended December 31, 2024
	Unrealized gain (losses) on marketable securities	Unrealized gain (losses) on cash flow hedges	Total

Beginning balance, net	$(3,096)	$7,288	$4,192
Other comprehensive income (loss) before reclassifications, net	2,780	(7,176)	(4,396)
Amounts reclassified from accumulated other comprehensive income (loss) to earnings:
Cost of revenues	—	360	360
Research and development, net	—	4,475	4,475
Selling and marketing	—	1,598	1,598
General and administrative	—	1,023	1,023
Financial expenses, net	(10)	—	(10)

Total accumulated other comprehensive income (loss), net	$(326)	$7,568	$7,242
NOTE 12:-    SHAREHOLDERS' EQUITY (Cont.)

	Year ended December 31, 2023
	Unrealized gain (losses) on marketable securities	Unrealized gain (losses) on cash flow hedges	Total

Beginning balance, net	$(11,689)	$(21,766)	$(33,455)
Other comprehensive income (loss) before reclassifications, net	5,645	(12,556)	(6,911)
Amounts reclassified from accumulated other comprehensive income (loss) to earnings:
Cost of revenues	—	1,993	1,993
Research and development, net	—	25,160	25,160
Selling and marketing	—	8,997	8,997
General and administrative	—	5,460	5,460
Financial income, net	2,948	—	2,948

Total accumulated other comprehensive income (loss), net	$(3,096)	$7,288	$4,192